SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES (Details) - USD ($)	Aug. 31, 2022	Jun. 30, 2022
2023		$ 313,002
Subsequent Event [Member]
2023	$ 305,074
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
2023		297,931
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Subsequent Event [Member]
2023	290,003
Dogness Culture [Member]
2023		$ 15,071
Dogness Culture [Member] | Subsequent Event [Member]
2023	$ 15,071